UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  September 30, 2007

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          November 5, 2007


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        56
FORM 13F INFORMATION VALUE TOTAL:              $419051

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1843     34370   Sole		     34370
Alcon           Common  H01301102    403      2800   Sole                     2800
American T&T    Common  00206R102    252      5961   Sole                     5961
Amgen Inc.      Common  031162100    348      6143   Sole                     6143
Amphenol Corp   Common  032095101    517     13000   Sole                    13000
Anheuser Busch  Common  035229103    397      7943   Sole                     7943
Arbitron Inc    Common  03875Q108    578     12750   Sole                    12750
Automatic Data 	Common	053015103   3366     73275   Sole                    73275
BP PLC          Common  055622104    305      4403   Sole                     4403
Bank of NY MelloCommon  064058100   1263     28636   Sole                    28636
Berkshire Hath	Common	084670108  85446       721   Sole                      721
Berkshire Hath	Common	084670207  14773      3738   Sole                     3738
Broadridge Svcs Common  11133T103    340     17923   Sole                    17923
Buckeye PartnersL.P.    118230101    299      6100   Sole                     6100
Chevron Corp    Common	166764100    856      9146   Sole                     9146
Chicago Bridge &Common  167250109    719     16700   Sole                    16700
Cisco Systems	Common	17275R102  29485    890797   Sole                   890797
Coca-Cola Co.	Common	191216100  11904    207136   Sole                   207136
Dominion Res    Common  25746U109    209      2479   Sole                     2479
Emerson Elec.	Common	291011104    631     11860   Sole                    11860
Equitable Res   Common  294549100    851     16412   Sole                    16412
ExxonMobil	Common	30231G102   7483     80850   Sole                    80850
Federated Inves Common  314211103    341      8600   Sole                     8600
General ElectricCommon	369604103  11982    289411   Sole                   289411
Harte-Hank Inc  Common  416196103  10700    543677   Sole                   543677
Hewlett Packard	Common	428236103   1786     35863   Sole                    35863
H.J. Heinz Co.	Common	423074103   1231     26637   Sole		     26637
IBM		Common	459200101   1367     11607   Sole                    11607
Intel Corp.	Common	458140100   6077    234998   Sole                   234998
Johnson & JohnsoCommon	478160104  30802    468828   Sole                   468828
Linear TechnologCommon	535678106  29610    846251   Sole		    846251
Loews Corp	Common	540424108    276      5712   Sole                     5712
Medtronic	Common	585055106  12726    225596   Sole                   225596
Microsoft	Common	594918104  32500   1103184   Sole                  1103184
3M Company 	Common	604059105   1710     18268   Sole                    18268
Moody's Corp.	Common	615369105  29545    586217   Sole		    586217
National City 	Common	635405103   1070     42640   Sole                    42640
Neustar Inc Cl ACommon  64126X201    494     14400   Sole                    14400
Paychex Inc     Common  704326107    381      9284   Sole                     9284
PepsiCo		Common	713448108   1897     25899   Sole                    25899
Pfizer Inc.	Common	717081103    596     24417   Sole                    24417
Procter & GambleCommon	742718109  27123    385599   Sole                   385599
Royal Dutch ShelCommon  780259206    316      3842   Sole                     3842
Sigma Aldrich   Common  826552101    476      9756   Sole                     9756
SVB Financial GpCommon  78486Q101    362      7640   Sole                     7640
Sysco Corp.     Common  871829107    488     13710   Sole                    13710
United TechnologCommon  913017109    375      4657   Sole                     4657
Valspar Corp.	Common	920355104    332     12200   Sole                    12200
Verizon Commun  Common  92343V104    209      4737   Sole                     4737
Walgreen Co.	Common	931422109  28218    597340   Sole                   597340
Wal-mart Stores Common  931142103    565     12961   Sole                    12961
Walt Disney Co.	Common	254687106    727     21134   Sole                    21134
Western Union   Common  959802109  11943    569540   Sole		    569540
Wm. Wrigley Jr. Common	982526105   9353    145615   Sole                   145615
Wright Express  Common  98233Q105    591     16200   Sole                    16200
Wyeth           Common  983024100    614     13773   Sole                    13773
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